Intangible Asset - Net	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Asset - Net	Intangible Assets - net

	December 31,
	2023	2022
Computer software	$18,106	$10,411
Less: accumulated amortization	9,586	712
Net carrying value	$8,520	$9,699

Amortization expense for intangible assets for the year ended December 31, 2023 was $2,050 (2022 - $1,029, 2021 - $183).